GENERAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)
Shanxi Huaxing
GENERAL INFORMATION
Registered capital	¥ 1,850,000
Ownership interest in subsidiary (in percent)	60.00%	60.00%
Indirect ownership interest in subsidiary (in percent)	40.00%	40.00%
Baotou Aluminum Company Limited [Member]
GENERAL INFORMATION
Registered capital	¥ 2,245,510
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Chalco Trading
GENERAL INFORMATION
Registered capital	¥ 1,731,111
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Shanxi New Material
GENERAL INFORMATION
Registered capital	¥ 4,279,601
Ownership interest in subsidiary (in percent)	85.98%	85.98%
China Aluminum International Trading Group Co. Ltd.
GENERAL INFORMATION
Registered capital	¥ 1,030,000
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Zunyi Aluminum Co., Ltd.
GENERAL INFORMATION
Registered capital	¥ 3,204,900
Ownership interest in subsidiary (in percent)	67.45%	67.45%
Chalco Hong Kong
GENERAL INFORMATION
Registered capital | $		$ 6,778,835
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Chalco Mining
GENERAL INFORMATION
Registered capital	¥ 4,028,859
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Chalco Energy Co., Ltd.
GENERAL INFORMATION
Registered capital	¥ 1,384,398
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Ningxia Energy
GENERAL INFORMATION
Registered capital	¥ 5,025,800
Ownership interest in subsidiary (in percent)	70.82%	70.82%
Guizhou Huajin
GENERAL INFORMATION
Registered capital	¥ 1,000,000
Ownership interest in subsidiary (in percent)	60.00%	60.00%
Chalco Zhengzhou Research Institute of Non-ferrous Metal Co., Ltd
GENERAL INFORMATION
Registered capital	¥ 214,858
Ownership interest in subsidiary (in percent)	100.00%	100.00%
China Aluminum Logistics Group Corporation Co., Ltd.
GENERAL INFORMATION
Registered capital	¥ 964,291
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Xinghua Technology
GENERAL INFORMATION
Registered capital	¥ 588,182
Ownership interest in subsidiary (in percent)	33.00%	33.00%
Indirect ownership interest in subsidiary (in percent)	33.00%	33.00%
Chinalco Shanghai
GENERAL INFORMATION
Registered capital	¥ 968,300
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Shanxi Chinalco Resources Co., Ltd.
GENERAL INFORMATION
Registered capital	¥ 1,641,750
Ownership interest in subsidiary (in percent)	40.00%	40.00%
Guizhou Huaren New Material Company Limited
GENERAL INFORMATION
Registered capital	¥ 1,200,000
Ownership interest in subsidiary (in percent)	40.00%	40.00%
Chinalco Materials Co. Ltd.
GENERAL INFORMATION
Registered capital	¥ 1,000,000
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Chinalco New Materials Co., Ltd
GENERAL INFORMATION
Registered capital	¥ 6,450,000
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Yunnan Aluminum
GENERAL INFORMATION
Registered capital	¥ 3,467,957
Ownership interest in subsidiary (in percent)	29.10%	29.10%
Shanghai Carbon
GENERAL INFORMATION
Registered capital	¥ 1,000,000
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Lanzhou Aluminum Co., Ltd.
GENERAL INFORMATION
Registered capital	¥ 1,593,648
Ownership interest in subsidiary (in percent)	100.00%	100.00%